Related Party Transactions - Additional Information Quarterly (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Late payments bear interest rate	10.00%	10.00%		10.00%
Tax savings agreement, percent	85.00%	85.00%		85.00%
Amount due pursuant to tax receivable agreement	$ 14,108	$ 14,108		$ 14,108		$ 0
Partner promissory notes recognized as a reduction in equity	6,000	6,000		6,000		8,000	$ 7,900
Total debt facilities	0	0		0		177,690	187,690
Related party income		1,529	$ 2,412	5,303	$ 7,183	$ 9,263	8,810	$ 0
P W P Capital Holdings L P
Related Party Transaction [Line Items]
Late payments bear interest rate						10.00%
PFAC Holdings
Related Party Transaction [Line Items]
Related party income				600
Administrative services fee received	10,000
Director
Related Party Transaction [Line Items]
Related party income				3,100
Convertible notes
Related Party Transaction [Line Items]
Total debt facilities	$ 0	$ 0		$ 0		$ 150,000	$ 150,000
Affiliates | Convertible notes
Related Party Transaction [Line Items]
Total debt facilities						$ 8,700